Investment Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	$ 173,190,000	$ 145,779,000
Available-for-sale securities, Gross Unrealized Gains	5,133,000	5,189,000
Available-for-sale securities, Gross Unrealized Losses	(115,000)	(7,000)
Available-for-sale securities, Fair Value	178,207,974	150,960,955
Obligations of U.S. Government corporations and agencies [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	47,101,000	36,014,000
Available-for-sale securities, Gross Unrealized Gains	201,000	202,000
Available-for-sale securities, Gross Unrealized Losses	(7,000)
Available-for-sale securities, Fair Value	47,295,000	36,216,000
Obligations of states and political subdivisions [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	48,393,000	42,154,000
Available-for-sale securities, Gross Unrealized Gains	3,692,000	3,150,000
Available-for-sale securities, Gross Unrealized Losses	(55,000)
Available-for-sale securities, Fair Value	52,030,000	45,304,000
Mortgage-backed securities [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	77,513,000	67,402,000
Available-for-sale securities, Gross Unrealized Gains	1,218,000	1,820,000
Available-for-sale securities, Gross Unrealized Losses	(53,000)	(7,000)
Available-for-sale securities, Fair Value	78,678,000	69,215,000
Equity securities [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	183,000	209,000
Available-for-sale securities, Gross Unrealized Gains	22,000	17,000
Available-for-sale securities, Fair Value	$ 205,000	$ 226,000